The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March, 31,2024
1
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a Money Market fund. The Level 2 value displayed in this table is a U.S. Treasury Security. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
Shares Security Description Value
Common Stock - 93.9%
Communication Services - 13.4%
49,235 Alphabet, Inc., Class A
(a)
$ 7,431,039
45,020 Alphabet, Inc., Class C
(a)
6,854,745
98,520 Comcast Corp., Class A 4,270,842
23,184 Take-Two Interactive Software, Inc.
(a)
3,442,592
21,999,218
Consumer Discretionary - 5.2%
13,518 Aptiv PLC
(a)
1,076,708
31,100 NIKE, Inc., Class B 2,922,778
56,513 Restaurant Brands International, Inc. 4,489,958
8,489,444
Consumer Staples - 7.7%
81,940 Mondelez International, Inc., Class A 5,735,800
49,750 Nestle SA, ADR 5,283,450
48,335 Pernod Ricard SA, ADR 1,563,154
12,582,404
Financials - 23.6%
15,320 Aon PLC, Class A 5,112,590
11,720 Berkshire Hathaway, Inc., Class B
(a)
4,928,494
28,802 Chubb, Ltd. 7,463,462
55,653 Fidelity National Information Services, Inc. 4,128,340
30,613 Fiserv, Inc.
(a)
4,892,570
42,950 Intercontinental Exchange, Inc. 5,902,619
31,610 JPMorgan Chase & Co. 6,331,483
38,759,558
Health Care - 10.5%
15,000 Danaher Corp. 3,745,800
10,352 Elevance Health, Inc. 5,367,926
14,100 Thermo Fisher Scientific, Inc. 8,195,061
17,308,787
Information Technology - 25.5%
8,204 Adobe, Inc.
(a)
4,139,738
8,500 Analog Devices, Inc. 1,681,215
46,920 Apple, Inc. 8,045,841
48,576 Microsoft Corp. 20,436,895
59,860 Oracle Corp. 7,519,015
41,822,704
Materials - 5.7%
61,030 Berry Global Group, Inc. 3,691,094
37,223 Crown Holdings, Inc. 2,950,295
22,217 Franco-Nevada Corp. 2,647,378
9,288,767
Real Estate - 2.3%
28,530 Prologis, Inc. REIT 3,715,177
Total Common Stock (Cost $58,146,532) 153,966,059
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 5.7%
U.S. Treasury Securities - 5.7%
9,500,000 U.S. Treasury
Bill
(b)
(Cost
$9,366,056) 5.13%  07/11/24 9,363,005
Shares Security Description Value
Money Market Fund - 0.4%
682,433 First American Treasury Obligations Fund,
Class X, 5.23%
(c)
(Cost $682,433) $ 682,433
Investments, at value - 100.0% (Cost $68,195,021) $ 164,011,497
Other Assets & Liabilities, Net - 0.0% 22,426
Net Assets - 100.0% $ 164,033,923
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to maturity.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 154,648,492
Level 2 - Other Significant Observable Inputs 9,363,005
Level 3 - Significant Unobservable Inputs –
Total $ 164,011,497

The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March, 31,2024
2
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.